Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 23,213	$ 18,836	$ 39,126	$ 31,194
Trading Containers
Segment Reporting Information [Line Items]
Revenue	5,392	8,730	13,010	16,341
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	14,836	13,937	24,827	21,143
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	2,115	3,174	5,972	4,950
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	4,371	2,606	7,598	5,551
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	633	1,039	1,414	2,704
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	4,006	2,293	6,701	4,500
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 2,644	4,516	$ 5,624	8,686
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue		$ 1		$ 1